Expenses by nature - Payroll and employee benefits (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Expenses by nature
Salaries, wages and bonus		¥ 543,646,000	¥ 515,573,000	¥ 485,939,000
Contributions to social security contribution plan		56,325,000	51,587,000	56,368,000
Welfare expenses		34,895,000	33,691,000	31,128,000
Employee compensation expenses	¥ 19,664,000		19,664,000
Equity-settled share-based payment expenses (Note 32)		281,319,000	364,380,000	122,058,000
Total		¥ 916,185,000	¥ 984,895,000	¥ 695,493,000